Subsequent Events	12 Months Ended
Dec. 31, 2019
Disclosure of events after reporting period [Abstract]
Subsequent Events
SUBSEQUENT EVENTS

Sale of South African assets: On 12 February 2020, AngloGold Ashanti announced that it has reached an agreement to sell its remaining South African producing assets and related liabilities to Harmony Gold Mining Company Limited. Consideration for the transaction is in cash and deferred payments with expected proceeds of around $300m, subject to subsequent performance and with additional proceeds if the West Wits assets are developed below current infrastructure. Refer to note 9.

Dividend declaration: On 21 February 2020, the directors of AngloGold Ashanti declared a gross cash dividend per ordinary share of 165 South African cents (assuming an exchange rate of ZAR 15/$, the gross dividend payable per ADS is equivalent to ~11 US cents).

COVID-19 pandemic: At the date of approval of these consolidated annual financial statements, the SARS-CoV-2 virus responsible for COVID-19 continues to spread across the globe, contributing to a sharp decline in global financial markets and a significant decrease in global economic activity. On 11 March 2020, the COVID-19 outbreak was declared a global pandemic by the World Health Organization and has since then resulted in numerous governments and companies, including AngloGold Ashanti, introducing a variety of measures to contain the spread of the virus.  To date, we have taken a number of proactive steps to protect our employees, our host communities and business, in line with the company’s values, guidelines and advice provided by the WHO and with the requirements of the countries in which we operate. Cases of the outbreak have been reported in all of the jurisdictions in which we operate, and it may lead to a prolonged restriction on the movement of people and continued requirement for people to self-isolate or be quarantined.

Any self-imposed or government-mandated temporary lockdowns may disrupt the company’s activities and operations and even lead to a full or partial temporary suspension of the company’s mining operations in those jurisdictions. On 21 March 2020, following the Argentinian government’s decision to impose a nationwide lockdown (quarantine) until 31 March 2020, including temporary travel restrictions, border closings and suspension of most industries, Cerro Vanguardia S.A. (CVSA) was required to temporarily suspend mining activities.

On 23 March 2020, the South African government announced a 21-day nationwide lockdown, effective from midnight on 26 March 2020, resulting in the temporary suspension of mining activities of the company’s South African operations particularly Mponeng, and the partial suspension of mining activities at Mine Waste Solutions (MWS) and Surface Operations.

On 26 March 2020, the State of Goiás, in Brazil, extended a set of restrictions on the operation of non-essential business, to include mining. These restrictions are set to run through 4 April 2020. Mineração Serra Grande (MSG) S.A. will temporarily suspend its operations.

The current impact of all of the suspended operations is expected to be about 30,000oz to 40,000oz, or less than 2% of annual production. In these countries, the suspension of mining activities will continue for the period during which the respective restrictions remain in force.

While minimal operational disruptions have occurred at the company’s other operations to date, the company may experience temporary disruptions in supply chain and logistics across its operations in the coming months should the pandemic be prolonged. Such disruptions, which include restrictions in travel and border access, may impact the company’s ability to source and transport goods and services required to operate mines and to transport gold doré to refineries. Furthermore, should COVID-19 spread among the company’s workforce, it may lead to a full or partial temporary suspension of the company’s operating mines in those affected areas.

Given the uncertainties with respect to future developments, including duration, severity and scope of the COVID-19 pandemic and the necessary government responses to limiting its spread, the board has decided to withdraw its market guidance for 2020 published as part of its preliminary condensed consolidated financial results on 21 February 2020, at this time.

In anticipation of a prolonged negative impact from the COVID-19 pandemic, on 18 March 2020, the company accelerated a drawdown of $900m on its $1.4bn Multi-currency RCF  to redeem the $700m 5.375% bonds maturing on 15 April 2020 and to have sufficient cash available to manage ongoing working capital requirements.  The company drew down a further $450m, on the remainder of its $1.4bn Multi-currency RCF which was received on 27th March 2020. After the drawdowns, the company's cash on hand exceeds $1.8bn (excluding cash lock-up positions at Kibali and Sadiola, where AnglGold Ashanti's combined share totals $300m).

Management will continue to take a prudent and proactive approach to managing the group’s liquidity, which may include procuring additional credit facilities or debt over and above its current facilities.